Related parties - Summary of remuneration package (Details)	12 Months Ended
	Dec. 31, 2019 EUR (€) EquityInstruments	Dec. 31, 2018 EUR (€) EquityInstruments	Dec. 31, 2017 EUR (€) EquityInstruments
Disclosure of amounts incurred by entity for provision of key management personnel services provided by separate management entities [line items]
Post-employment benefits	€ 323,000	€ 305,000	€ 248,000
Total benefits excluding warrants and RSUs	€ 16,619,000	€ 5,346,000	€ 4,305,000
Granted during the period | EquityInstruments	1,699,690	1,235,245	873,000
Total cost of warrants granted in the year	€ 14,236,000	€ 15,507,000	€ 15,699,000
Key management personnel compensation, tax advisory services amount		€ 20,100
Key Management personnel compensation, social security amount			€ 5,000
Warrants
Disclosure of amounts incurred by entity for provision of key management personnel services provided by separate management entities [line items]
Granted during the period | EquityInstruments	360,000	402,500	535,000
Restricted Stock Units (RSUs)
Disclosure of amounts incurred by entity for provision of key management personnel services provided by separate management entities [line items]
Granted during the period | EquityInstruments	183,450
Executive committee members as a group
Disclosure of amounts incurred by entity for provision of key management personnel services provided by separate management entities [line items]
Short-term benefits for executive committee members as a group	€ 14,129,000	€ 2,909,000	€ 2,477,000
Gross salary	2,121,000	1,920,000	1,639,000
Employer social security on gross salary	61,000	125,000	31,000
Cash bonus	1,230,000	757,000	697,000
Exceptional bonus	10,500,000
Employer social security on exceptional bonus	108,000
Other short-term benefits	109,000	107,000	110,000
Long-term benefits for executive committee members as a group	€ 1,874,000	€ 1,812,000	€ 1,217,000
Granted during the period	315,000	350,000	475,000
Raj Parekh
Disclosure of amounts incurred by entity for provision of key management personnel services provided by separate management entities [line items]
Board fees and other short-term benefits for directors	€ 90,000	€ 92,000	€ 91,000
Granted during the period | EquityInstruments	15,000	15,000	15,000
Harrold van Barlingen
Disclosure of amounts incurred by entity for provision of key management personnel services provided by separate management entities [line items]
Board fees and other short-term benefits for directors		€ 15,000	€ 45,000
Granted during the period | EquityInstruments			7,500
Howard Rowe
Disclosure of amounts incurred by entity for provision of key management personnel services provided by separate management entities [line items]
Board fees and other short-term benefits for directors	€ 55,000	€ 53,000	€ 45,000
Granted during the period | EquityInstruments	7,500	7,500	7,500
Werner Cautreels
Disclosure of amounts incurred by entity for provision of key management personnel services provided by separate management entities [line items]
Board fees and other short-term benefits for directors	€ 15,000	€ 48,000	€ 55,000
Granted during the period | EquityInstruments		7,500	7,500
Katrine Bosley
Disclosure of amounts incurred by entity for provision of key management personnel services provided by separate management entities [line items]
Board fees and other short-term benefits for directors	€ 45,000	€ 45,000	€ 45,000
Granted during the period | EquityInstruments	7,500	7,500	7,500
Christine Mummery
Disclosure of amounts incurred by entity for provision of key management personnel services provided by separate management entities [line items]
Board fees and other short-term benefits for directors	€ 13,000	€ 40,000	€ 41,000
Granted during the period | EquityInstruments		7,500	7,500
Mary Kerr
Disclosure of amounts incurred by entity for provision of key management personnel services provided by separate management entities [line items]
Board fees and other short-term benefits for directors	€ 45,000	€ 46,000	€ 41,000
Granted during the period | EquityInstruments	7,500	7,500	7,500
Peter Guenter
Disclosure of amounts incurred by entity for provision of key management personnel services provided by separate management entities [line items]
Board fees and other short-term benefits for directors	€ 30,000
Granted during the period | EquityInstruments	7,500